Leases - Schedule of Supplemental Information of Cash Flow (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Schedule of Supplemental Information of Cash Flow [Abstract]
Cash paid for amounts included in the measurement of lease liabilities	$ 29	$ 661	$ 208	$ 2,365